Stock-based Compensation (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Shares reserved for future issuance	36,014,953	36,078,703
2018 plan
Stock-based Compensation
Shares reserved for future issuance	6,657,329	6,657,329
Number of shares available for grant	1,023,786	1,013,786
2018 plan | Stock Options
Stock-based Compensation
Expiration period	10 years
Vesting period	4 years
2018 plan | Stock Options | Minimum
Stock-based Compensation
Exercise price as percentage of fair value of common stock	100.00%